Financial risk management objectives and policies - Market risk (Details) $ in Millions	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2018 USD ($)
Disclosure of financial instruments by interest rate
Borrowings	$ 20,380	$ 18,227		$ 19,113
Interest rate on borrowings			3.00%
Total financial liabilities	20,380	18,227		19,113
Cash and cash equivalents	7,832	5,369		4,831
Fixed deposits	42	38		40
Fixed rate
Disclosure of financial instruments by interest rate
Fixed deposits	42	38		40
Instruments in a fair value hedge relationship
Disclosure of financial instruments by interest rate
Total financial liabilities	$ 371	$ 339		$ 346
7% Guaranteed debentures
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%	7.00%		7.00%
Interest rate swaps
Disclosure of financial instruments by interest rate
Notional amount	$ 288
Current financial liabilities	$ 2,386	$ 2,010		$ 1,754
Number of contracts | item	0
Non-current financial liabilities	$ 17,994	16,217		17,359
Total financial liabilities	20,380	18,227		19,113
Cash and cash equivalents	7,832	5,369		4,831
Total financial assets	7,874	5,407		4,871
Current and non-current asset investments and other financial assets.	6,328	6,765		6,195
Current and non-current asset investments and other financial assets on which interest is received		111
Interest rate swaps | Fixed rate
Disclosure of financial instruments by interest rate
Current financial liabilities	1,357	1,785		999
Non-current financial liabilities	17,005	14,893		16,038
Total financial liabilities	18,362	16,678		17,037
Total financial assets	42	38		40
Interest rate swaps | Floating rate
Disclosure of financial instruments by interest rate
Current financial liabilities	1,029	225		755
Non-current financial liabilities	989	1,324		1,321
Total financial liabilities	2,018	1,549		2,076
Cash and cash equivalents	7,832	5,369		4,831
Total financial assets	7,832	5,369		4,831
Current and non-current asset investments and other financial assets on which interest is received	0	$ 111		$ 0
Interest rate swaps | Instruments at fair value through profit or loss
Disclosure of financial instruments by interest rate
Notional amount	$ 288
Interest rate swaps | 7% Guaranteed debentures | Floating rate
Disclosure of financial instruments by interest rate
Interest rate on borrowings	7.00%